N-4	Apr. 15, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	Apr. 15, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS		LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?	No. There are no withdrawal charges.	Fee Tables
Are There	Yes. Taking a loan, where allowable will result in loan interest charges.	Fee Tables

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Transaction Charges?

There are no other transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees). Advisory fees and other charges may be deducted from Contract Value to pay your financial intermediary.

Withdrawals – Optional Withdrawals – Withdrawals to Pay Advisory Fees
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Loans under the Contract, if available, are charged interest. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.

Fee Tables

Charges Fees and Adjustments

Appendix: Investment Options Available Under the Contract

Charges, Fees and Adjustments – Living Benefit Rider Charges

Charges, Fees and Adjustments – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

Withdrawals – Optional Withdrawals – Withdrawals to Pay Advisory Fees

Additional Information – Loans

	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.30%[1]	0.40%[1]
	2. Portfolio Company fees and expenses	0.29%[2]	3.48%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.95%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $651.80	Highest Annual Cost: $5,719.38

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.

2 As a percentage of Fund net assets.

[3] As a percentage of the Protected Base (depending on the optional living benefit selected) or average daily Variable Account Value (for Stepped-Up Death Benefit).

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals? No. There are no withdrawal charges. Fee Tables
Transaction Charges [Text Block]	Are There

Yes. Taking a loan, where allowable will result in loan interest charges.

Fee Tables

Transaction Charges?

There are no other transaction charges under this Contract (for example, sales loads, charges for transferring Contract Value between Investment Options, or wire transfer fees). Advisory fees and other charges may be deducted from Contract Value to pay your financial intermediary.

Withdrawals – Optional Withdrawals – Withdrawals to Pay Advisory Fees

Ongoing Fees and Expenses [Table Text Block]	Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Loans under the Contract, if available, are charged interest. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.

Fee Tables

Charges Fees and Adjustments

Appendix: Investment Options Available Under the Contract

Charges, Fees and Adjustments – Living Benefit Rider Charges

Charges, Fees and Adjustments – Mortality and Expense Risk Charge and Optional Death Benefit Rider Charge

Withdrawals – Optional Withdrawals – Withdrawals to Pay Advisory Fees

Additional Information – Loans

ANNUAL FEES

MINIMUM

MAXIMUM

1. Base Contract

0.30%[1]

0.40%[1]

2. Portfolio Company fees and expenses

0.29%[2]

3.48%[2]

3. Optional Benefits (for a single optional benefit, if elected)

0.20%[3]

1.95%[3]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

Lowest Annual Cost: $651.80

Highest Annual Cost: $5,719.38

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

1 As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.

2 As a percentage of Fund net assets.

[3] As a percentage of the Protected Base (depending on the optional living benefit selected) or average daily Variable Account Value (for Stepped-Up Death Benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.30%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.40%	[1]
Optional Benefits Minimum [Percent]	0.20%	[2]
Optional Benefits Maximum [Percent]	1.95%	[2]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Base (depending on the optional living benefit selected) or average daily Variable Account Value (for Stepped-Up Death Benefit).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $651.80

Highest Annual Cost: $5,719.38

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive combination of base Contract and Fund fees and expenses

● No optional benefits

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

● No sales charges or advisory fees

● No additional purchase payments, transfers, or withdrawals

● No loans or loan interest charges

Lowest Annual Cost [Dollars]	$ 651.8
Highest Annual Cost [Dollars]	$ 5,719.38
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract, including 100% loss of principal and previous earnings.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?

No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in taxes and tax penalties.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds).

Each Investment Option will have its own unique risks.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract Appendix: Investment Options Available Under the Contract
What Are the Risks Related to the Insurance Company?

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 722-4448 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Are There Restrictions on the Investment Options?

Yes. Not all Variable Investment Options may be available to you.

Transfers between Variable Investment Options are limited to 25 each calendar year. Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. Additional Fund transfer restrictions apply.

Certain Funds may stop accepting additional investments into the Fund or a Fund may liquidate. In addition, if a Fund determines that excessive trading has occurred, they may limit your ability to continue to invest in their Fund for a certain period of time.

We reserve the right to remove, close to new investment, or substitute Funds as Investment Options.

Certain Investment Options described in this Prospectus may not be available depending on the broker-dealer through which the Contract is sold.

Transfers and Market-Timing Restrictions

Additional Information-Changes to All Contracts

Appendix: Investment Options Available Under the Contract

Appendix: Financial Intermediary Variations

Key Information, Benefit Restrictions [Text Block]	Are There Any Restrictions on Contract Benefits?

Yes. Certain optional living benefits limit or restrict the Investment Options that you may select under the Contract. We may change these limits or restrictions in the future.

Withdrawals that exceed withdrawal limits specified by an optional living benefit may affect the availability of the benefit, by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

We may stop offering an optional living benefit or optional death benefit at any time, including for current Contract Owners who have not yet purchased the rider.

We reserve the right to reject or restrict, at our discretion, any additional Purchase Payments for a rider and, as a result, we will not accept Purchase Payments for your Contract. If we exercise that right, you will not be able to increase protected amounts or your Contract Value through additional Purchase Payments.

The optional death and/or living benefits may not be available in your state.

Certain Contract features and benefits described in this Prospectus may vary or may not be available depending on the broker-dealer through which your Contract was sold. You may obtain information about the optional benefits that are available to you by contacting your financial professional.

If you elect to pay advisory fees from Contract Value, advisory fee withdrawals may significantly reduce the death benefit and other guaranteed benefits, potentially by more than the amount withdrawn and could terminate a living benefit, and may be subject to taxes and tax penalties.

Death Benefits and Optional Death Benefit Riders

Death Benefit Riders

Optional Living Benefit Riders

Additional Information – State Variations

Appendix: Investment Options Available Under the Contract

Appendix: Financial Intermediary Variations

Tax Implications [Text Block]	What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

It is important to know that IRAs and Qualified Plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or Qualified Plan. An annuity contract should only be used to fund an IRA or Qualified Plan to benefit from the annuity’s features other than tax deferral.

Withdrawals will be subject to ordinary income tax and may be subject to a tax penalty if you take a withdrawal before age 59½. Tax consequences for loans and withdrawals generally differ.

Federal Tax Issues

Principal Risks of Investing in the Contract – Tax Consequences

Investment Professional Compensation [Text Block]	How Are Investment Professionals Compensated?

Some financial professionals may receive compensation for selling this Contract to you in the form of advisory fees, additional payments, non-cash compensation, and/or reimbursement of expenses. These financial professionals may have a financial incentive to offer or recommend this Contract over another investment.

Distribution Arrangements

Exchanges [Text Block]	Should I Exchange My Contract?

Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own.

You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

Replacement of Life Insurance or Annuities

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you surrender or make withdrawals from an Investment Option or from the Contract. State premium taxes may also be deducted.

The fees and expenses below do not reflect an advisory fee paid to your financial professional, which are deducted from the Contract Value or other assets. If such charges are reflected, the fees and expenses would be higher.

Transaction Expenses

Maximum Withdrawal Charge	None

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below. Please be advised that some of the optional benefits listed in the table below may be no longer available for purchase. Please see the APPENDIX: OPTIONAL RIDERS NOT AVAILABLE FOR PURCHASE section for more information.

Annual Contract Expenses

Base Contract Expenses (as a percentage of average daily Variable Account Value or Contract Value)[1,2]	0.30%
Optional Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)
Future Income Generator (Single)[3]	2.50%
Future Income Generator (Joint)[3]	2.75%
Enhanced Income Select 2 (Single)[3]	2.50%
Enhanced Income Select 2 (Joint)[3]	2.75%
Core Protect Plus (Single)	2.50%
Core Protect Plus (Joint)	2.75%
Enhanced Income Select (Single)	2.25%
Enhanced Income Select (Joint)	2.75%
CoreIncome Advantage 4 Select (Single)	1.00%
CoreIncome Advantage 4 Select (Joint)	1.50%
CoreIncome Advantage Select (Single)	2.00%
CoreIncome Advantage Select (Joint)	2.50%
Income Access Select	2.75%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Guaranteed Protection Amount)
Guaranteed Protection Advantage 3 Select	2.25%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Charge Base)
Protected Investment Benefit (5 Year Option)	2.50%
Protected Investment Benefit (10 Year Option)	2.50%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Protected Base)
Investment Guard (5-Year Option)[3]	3.50%
Investment Guard (7-Year Option)[3]	3.50%
Investment Guard (10-Year Option)[3]	3.50%
Death Benefit Maximum Charge (as a percentage of average daily Variable Account Value)
Stepped-Up Death Benefit	0.20%
Loan Expenses
Loan Interest Rate (net)[4]	2.00%

[1] If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.

[2]This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[3]The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

4As a percentage of Contract Debt. This net percentage factors in a 5% fixed annual rate charged on your Contract Debt and a 3% annual return on the loaned amount held in the Loan Account. See ADDITIONAL INFORMATION—Loans

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Investment Options available under the Contract, including their annual expenses, may be found in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Annual Fund Expenses

Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.

Minimum	Maximum
0.29%	3.48%

Examples

This Example is intended to help you compare the cost of investing in the Variable Options with the cost of investing in variable annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual Fund expenses.

The Example assumes all Contract Value is allocated to the Variable Options.

The Example assumes that you invest $100,000 in the Variable Options for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and optional benefits available for an additional charge. The Example does not account for withdrawals from your Contract Value or other assets to pay advisory fees. If these were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

● If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$10,349	$30,959	$51,385	$101,112

Transaction Expenses [Table Text Block]	Transaction Expenses

Maximum Withdrawal Charge	None

Other Transaction Fee, Maximum [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Base Contract Expenses (as a percentage of average daily Variable Account Value or Contract Value)[1,2]	0.30%
Optional Benefit Expenses
Guaranteed Minimum Withdrawal Benefit Maximum Charges (as a percentage of the Protected Payment Base)
Future Income Generator (Single)[3]	2.50%
Future Income Generator (Joint)[3]	2.75%
Enhanced Income Select 2 (Single)[3]	2.50%
Enhanced Income Select 2 (Joint)[3]	2.75%
Core Protect Plus (Single)	2.50%
Core Protect Plus (Joint)	2.75%
Enhanced Income Select (Single)	2.25%
Enhanced Income Select (Joint)	2.75%
CoreIncome Advantage 4 Select (Single)	1.00%
CoreIncome Advantage 4 Select (Joint)	1.50%
CoreIncome Advantage Select (Single)	2.00%
CoreIncome Advantage Select (Joint)	2.50%
Income Access Select	2.75%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Guaranteed Protection Amount)
Guaranteed Protection Advantage 3 Select	2.25%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Charge Base)
Protected Investment Benefit (5 Year Option)	2.50%
Protected Investment Benefit (10 Year Option)	2.50%
Guaranteed Minimum Accumulation Benefit Maximum Charges (as a percentage of the Protected Base)
Investment Guard (5-Year Option)[3]	3.50%
Investment Guard (7-Year Option)[3]	3.50%
Investment Guard (10-Year Option)[3]	3.50%
Death Benefit Maximum Charge (as a percentage of average daily Variable Account Value)
Stepped-Up Death Benefit	0.20%
Loan Expenses
Loan Interest Rate (net)[4]	2.00%

[1] If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.

[2]This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.

[3]The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.

4As a percentage of Contract Debt. This net percentage factors in a 5% fixed annual rate charged on your Contract Debt and a 3% annual return on the loaned amount held in the Loan Account. See ADDITIONAL INFORMATION—Loans

Base Contract Expense (of Average Account Value), Maximum [Percent]	0.30%	[3],[4]
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.

Minimum	Maximum
0.29%	3.48%

Portfolio Company Expenses After Waivers and Reimbursement Minimum [Percent]	0.29%	[5]
Portfolio Company Expenses After Waivers and Reimbursement Maximum [Percent]	3.48%	[5]
Portfolio Company Expenses, Footnotes [Text Block]	As a percentage of Fund net assets.
Surrender Example [Table Text Block]	● If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract: 1 Year 3 Years 5 Years 10 Years
Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,349
Surrender Expense, 3 Years, Maximum [Dollars]	30,959
Surrender Expense, 5 Years, Maximum [Dollars]	51,385
Surrender Expense, 10 Years, Maximum [Dollars]	$ 101,112
Annuitize Example [Table Text Block]	● If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract: 1 Year 3 Years 5 Years 10 Years
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 10,349
Annuitized Expense, 3 Years, Maximum [Dollars]	30,959
Annuitized Expense, 5 Years, Maximum [Dollars]	51,385
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 101,112
No Surrender Example [Table Text Block]	● If you surrender or annuitize your Contract at the end of the applicable time period, or do not surrender your Contract: 1 Year 3 Years 5 Years 10 Years
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 10,349
No Surrender Expense, 3 Years, Maximum [Dollars]	30,959
No Surrender Expense, 5 Years, Maximum [Dollars]	51,385
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 101,112
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Market Risk

You can lose money by investing in this Contract, including loss of principal. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you have chosen. Each Investment Option will have its own unique risks. The value of each Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. Certain Investment Options may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Contract Value may increase less than it would have without these defensive actions. You bear the risk of any Investment Option you choose.

You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives. The risk could also have a significant negative impact on certain benefits and guarantees under the Contract. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Early Withdrawal Risks

This Contract is not suitable as short-term savings vehicle. This Contract may not be the right one for you if you need to withdraw money for short-term needs, because tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit riders are not available until the Designated Life is 59 1/2 (Future Income Generation Single and Joint, Enhanced Income Select 2 Single and Joint, Enhanced Income Select Single and Joint, CoreIncome Advantage 4 Select Single and Joint) or 65 (Core Protect Plus Single and Joint, CoreIncome Advantage Select Single and Joint) years of age or older, early withdrawals may reduce or terminate the benefits associated with the riders.

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, an optional death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Contract Changes Risk

We reserve the right to remove or substitute Investment Options, stop accepting additional Purchase Payments, and impose investment restrictions or limitations on transfers. Certain optional benefits limit or restrict the Investment Options that you may select under the Contract. We may change these restrictions in the future. We may discontinue or modify certain services at any time. We may stop offering an optional benefit at any time for new sales.

Contract Benefits Risk

Certain benefits under the Contract may limit the Investment Options that are available to you and failure to follow these restrictions may result in a failure to receive the benefits under your Contract. If you choose an optional living benefit rider, you must follow any investment allocation requirements for the rider during the entire time you own the rider. The allowable Investment Options may seek to minimize market risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the benefit. Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.

The Contract offers dollar cost averaging, which neither assures a profit nor protects against a loss. Because systematic investing programs like dollar cost averaging involves continuous investing regardless of fluctuating price levels, you should carefully consider your tolerance to continue investing through periods of fluctuating prices. Also, you may miss out on potential growth if the market increases suddenly since systematic investing is spread out over time. The Contract also offers portfolio rebalancing services which allow you to automatically rebalance your values among Variable Investment Options based on percentages that you specify on a specific time frame (i.e. quarterly). Rebalancing may result in transferring out of a high performing Investment Option thereby reducing your potential for future growth. Similarly, rebalancing may result in transferring into an underperforming Investment Option.

We currently do not offer any asset allocation programs or models. We reserve the right to add an asset allocation model or program as an additional optional Investment Option in the future and add, remove or change allowable Investment Options at any time. Asset allocation, in general, is an investment strategy intended to optimize the selection of Investment Options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effect of market volatility over the long term. There is no guarantee that an asset allocation model or program will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Option, asset class or different combination of Investment Options. In addition, the model is subject to all the risks associated with its underlying Investment Options.

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and Qualified Plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or Qualified Plan. An annuity contract should only be used to fund an IRA or Qualified Plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Cybersecurity and Business Continuity Risks

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value.. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), geopolitical tensions, armed conflicts, wars, terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Advisory Fees

Authorized advisory fees to pay for advisory services from your financial professional are withdrawn from your Contract Value. Such withdrawals will reduce the death benefit under the Contract, may impact the benefits offered by an optional rider, and may be subject to federal and state income taxes and a 10% federal tax penalty.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Certain Contract features and benefits described in this Prospectus may vary or may not be available depending on the broker-dealer through which your Contract was sold. See Appendix: Financial Intermediary Variations in this Prospectus for more information.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

Dollar Cost Averaging	Allows you to transfer between Variable Investment Options in a series of regular transfers.	No Charge

● Can only have one dollar cost averaging program in effect at one time.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Portfolio Rebalancing	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.	No Charge

● Rebalancing can be made quarterly, semi-annually, or annually.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Earnings Sweep	Allows you to automatically transfer your earnings from the Fidelity VIP Government Money Market to one or more Variable Investment Options.	No Charge

● Transfers can occur monthly, quarterly, semi-annually, or annually.

● Can only have one earnings sweep program in effect at one time.

● If withdrawals occur during a period, we will assume that the withdrawal was taken from earnings and will reduce the amount transferred during the period.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Death Benefit Amount	Provides a death benefit equal to the greater of the Net Contract Value or total Purchase Payments adjusted for withdrawals.	No Charge

● Poor investment performance could reduce the death benefit amount.

● Withdrawals (including withdrawals to pay advisory fees) will reduce the death benefit amount and adjust the total amount The reduction may be greater than the amount withdrawn.

● This benefit terminates upon annuitization.

Pre-Authorized Withdrawals	Allows you to automatically take partial withdrawals from the Contract	No Charge

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Advisory Fee Withdrawals	Allows you to pay third-party advisory fees from Contract Value in the form of withdrawals from the Contract.	No Charge

● Advisory fees are in addition to Contract fees and charges.

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● We may discontinue, modify, or suspend this service at any time.

● Before taking advisory fee withdrawals, discuss with your financial professional the impact to your Contract and its benefits.

Standard Benefits (Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Loans	Allows certain Owners of Qualified Contracts to borrow against their Contracts. Otherwise, loans from us are not permitted.	5% Fixed Annual Rate

● Not available to all Contract Owners.

● Contract Value held in Loan Account to secure Contract Debt earns interest at a 3% annual rate. The net annual interest rate charged on Contract Debt is 2%.

● You may have only one loan outstanding at any time.

● The minimum loan amount is $1,000, subject to certain state limitations.

● The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

● Taking a loan while an optional living benefit Rider is in effect will terminate your Rider.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

Future Income Generator (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59 ½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

● May not voluntarily terminate the rider. ● We reserve the right to reject and restrict additional Purchase Payments. ● Benefit and benefit charges terminate upon annuitization.
Future Income Generator (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Enhanced Income Select 2 (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused allowable annual withdrawal amount may be carried over only to the next year.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Enhanced Income Select 2 (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused allowable annual withdrawal amount may only be carried over to the next year.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

terminate upon annuitization.
Core Protect Plus (Single)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance.	2.50% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Automatic resets are available starting after the first withdrawal or 5 Contract anniversaries measured from the rider effective date whichever is earlier.

● Any additional amount added to the protected amount may be added for 5 Contract anniversaries measured from the rider effective date. If a withdrawal occurs during this period the additional amount will stop and cannot be restarted by a reset.

● Lifetime withdrawals are available starting at age 65 for the Designated Life.

● Taking a withdrawal before age 65 or withdrawal amounts that are great than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Core Protect Plus (Joint)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance.	2.75% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Automatic resets are available starting after the first withdrawal or 5 Contract anniversaries measured from the rider effective date whichever is earlier.

● Any additional amount added to the protected amount may be added for 5 Contract anniversaries measured from the rider effective date. If a

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

withdrawal occurs during this period the additional amount will stop and cannot be restarted by a reset.

● Lifetime withdrawals are available starting at age 65 for the Designated Life or the youngest of the Designated Lives.

● Taking a withdrawal before age 65 or withdrawal amounts that are greater than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

Enhanced Income Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future. Once the Contract Value is zero, provides a guaranteed lifetime income amount.

2.25% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the Designated Life is age 59½.

● Once the Contract Value is zero, a guaranteed lifetime income percentage applies which is less than the withdrawal percentage allowed when the Contract Value was greater than zero.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Enhanced Income Select (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future. Once the Contract Value is zero, provides a guaranteed lifetime income amount.

2.75% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● Once the Contract Value is zero, a guaranteed lifetime income percentage applies which is less than the withdrawal percentage allowed when the Contract Value was greater than zero.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may reduce the benefit by more than the

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

CoreIncome Advantage Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.00% (as a percentage of Protected Payment Base)

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● The Owner/Annuitant must be the Designated Life and be 85 or younger at purchase (for Non-Natural Owners, the youngest must be the Designated Life).

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 65 for the Designated Life.

● Taking a withdrawal before age 65 or withdrawal amounts that are greater than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

CoreIncome Advantage Select (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.50% (as a percentage of Protected Payment Base)

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● Owners/Annuitants must be the Designated Lives, and both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 65.

● Taking a withdrawal before the youngest Designated Life is age 65 or a withdrawal amounts that are greater than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

CoreIncome Advantage 4 Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

1.00% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the Designated Life is age 59½.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

CoreIncome Advantage 4 Select (Joint)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase	1.50% (as a percentage of Protected Payment Base)	● No longer available for purchase. ● You may only have one guaranteed minimum withdrawal benefit in effect at the same time. ● Must follow investment allocation requirements which limit the number

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

the amount that can be withdrawn in the future.

of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Income Access Select

This benefit focuses on providing withdrawals benefits, regardless of market performance, until a protected amount is zero. Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.75% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Does not provide lifetime withdrawal benefits.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Withdrawal amounts that are greater than what is allowed on an annual basis may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and Benefit charges terminate upon annuitization.

Investment Guard (5-Year Option) – 10% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 5-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

● Must be age 85 or younger, and at least 5 years from Annuity Date, to purchase or renew.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider.

● Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base, potentially by more than the amount withdrawn.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Investment Guard (7-Year Option) – 10% Buffer and 15% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 7-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● May choose only on Buffer Percentage and cannot change during the Term of the rider.

● Must be age 85 years or younger, and at least 7 years from Annuity Date, to purchase or renew.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider.

● Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base, potentially by more than the amount withdrawn.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, and 20% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 10-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● May choose only on Buffer Percentage and cannot change during the Term of the rider.

● Must be age 85 or younger, and at least 10 years from Annuity Date, to purchase or renew.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider.

● Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base, potentially by more than the amount withdawn.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

Term. ● May not voluntarily terminate the rider. ● We reserve the right to reject and restrict additional Purchase Payments. ● Benefit and benefit charges terminate upon annuitization.
Protected Investment Benefit (5 Year Option)	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 5-year term.	2.50% (as a percentage of Charge Base)

● No longer available for purchase.

● Renewal subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Must be age 85 or younger, and at least 5 years from the Annuity Date, to renew.

● Amount protected is 90% of Purchase Payments made during the Contract’s first year, adjusted for withdrawals.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider.

● Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawal (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Amount, potentially by more than the amount withdrawn.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Protected Investment Benefit (10 Year Option)	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 10-year term.	2.50% (as a percentage of Charge Base)	● No longer available for purchase. ● Renewal subject to availability. ● Must follow investment allocation requirements which limit the number of allowable Investment

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

Options.

● Must be age 85 or younger, and at least 10 years from Annuity Date, to renew.

● Amount protected is 105% of Purchase Payments made during the Contract’s first year, adjusted for withdrawals.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may be reduce or eliminate the benefit provided by this Rider.

● Given the limitation on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Amount, potentially by more than the amount withdrawn.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Guaranteed Protection Advantage 3 Select	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 10-year term.	2.25% (as a percentage of Guaranteed Protection Amount)

● No longer available for purchase.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider.

● Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restriction, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

will lower the Guaranteed Protection Amount, potentially by more than the amount withdrawn.

● Additional amount is only added if the Contract Value is less than the Guaranteed Protection Amount at the end of the Term.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

Stepped-Up Death Benefit

This benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the death benefit amount under this benefit. Provides for step-ups to increase the death benefit amount under this benefit.

0.20% (as a percentage of average daily Variable Account Value)

● Available only at contract purchase.

● Withdrawals will reduce this benefit and the reduction made may be greater than the amount withdrawn.

● Step-ups stop on the Contract Anniversary prior to the oldest owner or annuitant reaching age 81.

● All Annuitants must be 75 or younger on the Contract Date.

● This benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Benefits Available [Table Text Block]

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

Dollar Cost Averaging	Allows you to transfer between Variable Investment Options in a series of regular transfers.	No Charge

● Can only have one dollar cost averaging program in effect at one time.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Portfolio Rebalancing	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.	No Charge

● Rebalancing can be made quarterly, semi-annually, or annually.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Earnings Sweep	Allows you to automatically transfer your earnings from the Fidelity VIP Government Money Market to one or more Variable Investment Options.	No Charge

● Transfers can occur monthly, quarterly, semi-annually, or annually.

● Can only have one earnings sweep program in effect at one time.

● If withdrawals occur during a period, we will assume that the withdrawal was taken from earnings and will reduce the amount transferred during the period.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Death Benefit Amount	Provides a death benefit equal to the greater of the Net Contract Value or total Purchase Payments adjusted for withdrawals.	No Charge

● Poor investment performance could reduce the death benefit amount.

● Withdrawals (including withdrawals to pay advisory fees) will reduce the death benefit amount and adjust the total amount The reduction may be greater than the amount withdrawn.

● This benefit terminates upon annuitization.

Pre-Authorized Withdrawals	Allows you to automatically take partial withdrawals from the Contract	No Charge

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Advisory Fee Withdrawals	Allows you to pay third-party advisory fees from Contract Value in the form of withdrawals from the Contract.	No Charge

● Advisory fees are in addition to Contract fees and charges.

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● We may discontinue, modify, or suspend this service at any time.

● Before taking advisory fee withdrawals, discuss with your financial professional the impact to your Contract and its benefits.

Standard Benefits (Additional Charge)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Loans	Allows certain Owners of Qualified Contracts to borrow against their Contracts. Otherwise, loans from us are not permitted.	5% Fixed Annual Rate

● Not available to all Contract Owners.

● Contract Value held in Loan Account to secure Contract Debt earns interest at a 3% annual rate. The net annual interest rate charged on Contract Debt is 2%.

● You may have only one loan outstanding at any time.

● The minimum loan amount is $1,000, subject to certain state limitations.

● The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

● Taking a loan while an optional living benefit Rider is in effect will terminate your Rider.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

Future Income Generator (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59 ½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

● May not voluntarily terminate the rider. ● We reserve the right to reject and restrict additional Purchase Payments. ● Benefit and benefit charges terminate upon annuitization.
Future Income Generator (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Enhanced Income Select 2 (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.50% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused allowable annual withdrawal amount may be carried over only to the next year.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Enhanced Income Select 2 (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.

2.75% (as a percentage of Protected Payment Base)

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused allowable annual withdrawal amount may only be carried over to the next year.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

terminate upon annuitization.
Core Protect Plus (Single)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance.	2.50% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Automatic resets are available starting after the first withdrawal or 5 Contract anniversaries measured from the rider effective date whichever is earlier.

● Any additional amount added to the protected amount may be added for 5 Contract anniversaries measured from the rider effective date. If a withdrawal occurs during this period the additional amount will stop and cannot be restarted by a reset.

● Lifetime withdrawals are available starting at age 65 for the Designated Life.

● Taking a withdrawal before age 65 or withdrawal amounts that are great than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Core Protect Plus (Joint)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance.	2.75% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Automatic resets are available starting after the first withdrawal or 5 Contract anniversaries measured from the rider effective date whichever is earlier.

● Any additional amount added to the protected amount may be added for 5 Contract anniversaries measured from the rider effective date. If a

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

withdrawal occurs during this period the additional amount will stop and cannot be restarted by a reset.

● Lifetime withdrawals are available starting at age 65 for the Designated Life or the youngest of the Designated Lives.

● Taking a withdrawal before age 65 or withdrawal amounts that are greater than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

Enhanced Income Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future. Once the Contract Value is zero, provides a guaranteed lifetime income amount.

2.25% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the Designated Life is age 59½.

● Once the Contract Value is zero, a guaranteed lifetime income percentage applies which is less than the withdrawal percentage allowed when the Contract Value was greater than zero.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Enhanced Income Select (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future. Once the Contract Value is zero, provides a guaranteed lifetime income amount.

2.75% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● Once the Contract Value is zero, a guaranteed lifetime income percentage applies which is less than the withdrawal percentage allowed when the Contract Value was greater than zero.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may reduce the benefit by more than the

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

CoreIncome Advantage Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.00% (as a percentage of Protected Payment Base)

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● The Owner/Annuitant must be the Designated Life and be 85 or younger at purchase (for Non-Natural Owners, the youngest must be the Designated Life).

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 65 for the Designated Life.

● Taking a withdrawal before age 65 or withdrawal amounts that are greater than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

CoreIncome Advantage Select (Joint)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.50% (as a percentage of Protected Payment Base)

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● Owners/Annuitants must be the Designated Lives, and both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 65.

● Taking a withdrawal before the youngest Designated Life is age 65 or a withdrawal amounts that are greater than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

CoreIncome Advantage 4 Select (Single)

This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.

1.00% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the Designated Life is age 59½.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

CoreIncome Advantage 4 Select (Joint)	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase	1.50% (as a percentage of Protected Payment Base)	● No longer available for purchase. ● You may only have one guaranteed minimum withdrawal benefit in effect at the same time. ● Must follow investment allocation requirements which limit the number

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

the amount that can be withdrawn in the future.

of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Income Access Select

This benefit focuses on providing withdrawals benefits, regardless of market performance, until a protected amount is zero. Provides for automatic resets which may increase the amount that can be withdrawn in the future.

2.75% (as a percentage of Protected Payment Base)

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Does not provide lifetime withdrawal benefits.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Withdrawal amounts that are greater than what is allowed on an annual basis may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and Benefit charges terminate upon annuitization.

Investment Guard (5-Year Option) – 10% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 5-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

● Must be age 85 or younger, and at least 5 years from Annuity Date, to purchase or renew.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider.

● Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base, potentially by more than the amount withdrawn.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Investment Guard (7-Year Option) – 10% Buffer and 15% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 7-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● May choose only on Buffer Percentage and cannot change during the Term of the rider.

● Must be age 85 years or younger, and at least 7 years from Annuity Date, to purchase or renew.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider.

● Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base, potentially by more than the amount withdrawn.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, and 20% Buffer	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 10-year term.	3.50% (as a percentage of the Protected Base)

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● May choose only on Buffer Percentage and cannot change during the Term of the rider.

● Must be age 85 or younger, and at least 10 years from Annuity Date, to purchase or renew.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider.

● Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base, potentially by more than the amount withdawn.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

Term. ● May not voluntarily terminate the rider. ● We reserve the right to reject and restrict additional Purchase Payments. ● Benefit and benefit charges terminate upon annuitization.
Protected Investment Benefit (5 Year Option)	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 5-year term.	2.50% (as a percentage of Charge Base)

● No longer available for purchase.

● Renewal subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Must be age 85 or younger, and at least 5 years from the Annuity Date, to renew.

● Amount protected is 90% of Purchase Payments made during the Contract’s first year, adjusted for withdrawals.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider.

● Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawal (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Amount, potentially by more than the amount withdrawn.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Protected Investment Benefit (10 Year Option)	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 10-year term.	2.50% (as a percentage of Charge Base)	● No longer available for purchase. ● Renewal subject to availability. ● Must follow investment allocation requirements which limit the number of allowable Investment

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

Options.

● Must be age 85 or younger, and at least 10 years from Annuity Date, to renew.

● Amount protected is 105% of Purchase Payments made during the Contract’s first year, adjusted for withdrawals.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may be reduce or eliminate the benefit provided by this Rider.

● Given the limitation on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Amount, potentially by more than the amount withdrawn.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Guaranteed Protection Advantage 3 Select	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 10-year term.	2.25% (as a percentage of Guaranteed Protection Amount)

● No longer available for purchase.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider.

● Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restriction, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term

Optional Living Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations

will lower the Guaranteed Protection Amount, potentially by more than the amount withdrawn.

● Additional amount is only added if the Contract Value is less than the Guaranteed Protection Amount at the end of the Term.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Optional Death Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restriction/Limitations

Stepped-Up Death Benefit

This benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the death benefit amount under this benefit. Provides for step-ups to increase the death benefit amount under this benefit.

0.20% (as a percentage of average daily Variable Account Value)

● Available only at contract purchase.

● Withdrawals will reduce this benefit and the reduction made may be greater than the amount withdrawn.

● Step-ups stop on the Contract Anniversary prior to the oldest owner or annuitant reaching age 81.

● All Annuitants must be 75 or younger on the Contract Date.

● This benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Investment Options available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/pacificlife/products/. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Certain Investment Options may not be available depending on the broker-dealer through which the Contract is sold. See APPENDIX: FINANCIAL INTERMEDIARY VARIATIONS in this Prospectus for more information. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	American Funds IS American High-Income Trust Class 4; Capital Research and Management Company℠	0.87%[1]	7.93%	5.33%	6.68%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 4; Capital Research and Management Company℠	0.79%	15.59%	8.70%	9.50%
The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.	American Funds IS Capital Income Builder® Class 4; Capital Research and Management Company℠	0.77%[1]	20.16%	8.82%	7.32%
Provide, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds IS Capital World Bond Fund Class 4; Capital Research and Management Company℠	0.98%	9.03%	-2.76%	0.97%
Provide you with long-term growth of capital while providing current income.	American Funds IS Capital World Growth and Income Fund Class 4; Capital Research and Management Company℠	0.91%[1]	24.46%	10.01%	10.74%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide long-term growth of capital.	American Funds IS EUPAC Fund Class 4 (formerly American Funds IS International Fund); Capital Research and Management Company℠	0.97%[1]	26.41%	3.14%	6.73%
Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds IS Global Balanced Fund Class 4; Capital Research and Management Company℠	1.01%[1]	16.96%	5.85%	7.43%
Provide long-term growth of capital.	American Funds IS Global Growth Fund Class 4; Capital Research and Management Company℠	0.90%[1]	21.34%	7.97%	11.89%
Provide growth of capital.	American Funds IS Growth Fund Class 4; Capital Research and Management Company℠	0.83%	19.93%	13.09%	17.67%
Seeks to provide long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 4; Capital Research and Management Company℠	0.78%	17.77%	13.62%	13.63%
Provide long-term growth of capital while providing current income.	American Funds IS International Growth and Income Fund Class 4; Capital Research and Management Company℠	1.06%	35.09%	7.42%	7.54%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund Class P2; Capital Research and Management Company℠	0.90%	11.67%	6.43%	7.17%
Provide long-term capital appreciation.	American Funds IS New World Fund® Class 4; Capital Research and Management Company℠	1.07%[1]	27.92%	5.06%	8.98%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide long-term growth of capital.	American Funds IS SMALLCAP World Fund Class 4 (formerly American Funds IS Global Small Capitalization Fund); Capital Research and Management Company℠	1.15%[1]	14.33%	0.23%	6.96%
Provide as high a level of current income as is consistent with the preservation of capital.	American Funds IS The Bond Fund of America Class 4; Capital Research and Management Company℠	0.72%[1]	6.98%	-0.38%	2.11%
Provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds IS U.S. Government Securities Fund Class 4; Capital Research and Management Company℠	0.75%[1]	7.54%	-0.49%	1.45%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors Fund Class 4; Capital Research and Management Company℠	0.75%[1]	16.90%	13.60%	12.08%
Seeks to provide total return.	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I; BlackRock Advisors, LLC	0.33%[1]	15.68%	7.33%	8.74%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class III; BlackRock Advisors, LLC	1.01%[1]	19.51%	5.51%	7.33%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.79%	21.24%	15.08%	15.49%
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.78%[1]	15.51%	6.52%	8.03%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class; Fidelity Management & Research Company LLC	0.35%	4.03%	3.02%	1.95%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.88%	8.58%	2.79%	4.40%
Seeks to provide total return.	First Trust Dorsey Wright Tactical Core Portfolio Class I; First Trust Advisors L.P.	1.28%[1]	9.69%	5.34%	6.63%
Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I; First Trust Advisors L.P.	1.18%	5.30%	3.98%	6.68%
Seeks capital appreciation, with income as a secondary goal.	Franklin Allocation VIP Fund Class 4; Franklin Advisers, Inc.	0.92%[1]	12.53%	5.59%	7.19%
To maximize income while maintain prospects for capital appreciation.	Franklin Income VIP Fund Class 2; Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund Class 2; Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund Class 2; Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
Long-term capital appreciation.	Invesco V.I. American Value Fund Series II; Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund Series II; Invesco Advisers, Inc.	1.13%[1]	8.69%	2.27%	4.91%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund Series II; Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
Seeks capital appreciation.	Invesco V.I. Global Fund Series II; Invesco Advisers, Inc.	1.06%	15.02%	7.01%	10.72%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund Series II; Invesco Advisers, Inc.	1.27%	7.61%	1.49%	2.18%
Seeks capital appreciation.	Invesco V.I. International Growth Fund Series II (formerly Invesco Oppenheimer V.I. International Growth Fund); Invesco Advisers, Inc.	1.25%[1]	15.53%	1.88%	5.34%
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - December Series II; Invesco Advisers, Inc.	0.96%[1]	12.37%	N/A	N/A
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - June Series II; Invesco Advisers, Inc.	0.96%[1]	13.35%	N/A	N/A
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - March Series II; Invesco Advisers, Inc.	0.96%[1]	7.25%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - September Series II; Invesco Advisers, Inc.	0.96%[1]	12.63%	N/A	N/A
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio Service Shares; Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio Service Shares; Janus Henderson Investors US LLC	0.82%[1]	7.22%	-0.47%	2.07%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund - Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.98%	8.33%	2.10%	4.72%
Seeks income and capital appreciation to produce a high total return.	Lord Abbett Series Fund - Total Return Portfolio Class VC; Lord Abbett & Co. LLC	0.71%	7.19%	0.06%	2.27%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Service Class[2]; Lincoln Financial Investments Corporation ("LFI") (American Century Investment Management, Inc.)	1.01%[1]	8.83%	8.72%	8.96%
Seeks total return.	MFS Utilities Series – Service Class; Massachusetts Financial Services Company	1.03%[1]	14.76%	7.38%	9.22%
Seeks total return.	MFS® Total Return Series – Service Class; Massachusetts Financial Services Company	0.86%[1]	10.91%	6.16%	7.36%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide total return.	Nomura VIP Asset Strategy Series Service Class (formerly Macquarie VIP Asset Strategy Series); Delaware Management Company	0.77%[1]	16.66%	7.07%	7.84%
Seeks to provide capital growth and appreciation.	Nomura VIP Energy Series Service Class (formerly Macquarie VIP Energy Series); Delaware Management Company	1.10%[1]	11.89%	18.61%	1.74%
Seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class I; Pacific Life Fund Advisors, LLC	0.66%[1]	7.16%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund Capital Appreciation Portfolio Class I; Pacific Life Fund Advisors, LLC	0.95%[1]	N/A	N/A	N/A
Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Select Fund Core Income Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.75%	6.73%	0.66%	3.13%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Loomis Sayles & Company, L.P.)	0.65%	7.85%	-1.95%	2.27%
Seeks dividend income and long-term capital appreciation.	Pacific Select Fund Dividend Growth Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.88%[1]	14.39%	10.57%	12.37%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	1.04%[1]	15.68%	3.42%	5.13%
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class I; Pacific Life Fund Advisors LLC (Goldman Sachs Asset Management, L.P.)	1.07%[1]	33.37%	-0.39%	6.18%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.29%	17.55%	14.12%	14.49%
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.95%	6.30%	6.10%	5.52%
Seeks long-term growth of capital.	Pacific Select Fund Focused Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Janus Henderson Investors US LLC)	0.97%	17.95%	10.55%	15.71%
Seeks long-term growth of capital.	Pacific Select Fund Growth Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.79%	12.01%	11.19%	15.58%
Seeks long-term growth of capital.	Pacific Select Fund Health Sciences Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	1.15%	16.29%	5.78%	9.55%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.86%	7.11%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund High Yield Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.65%	7.27%	4.04%	5.86%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class I; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	1.30%	7.99%	1.31%	3.26%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return.	Pacific Select Fund Intermediate Bond Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.65%	7.08%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.67%[1]	32.53%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Growth Portfolio Class I; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.99%	22.68%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	1.00%[1]	22.58%	7.98%	8.86%
Seeks long-term growth of capital.	Pacific Select Fund International Small-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM, LLC.)	1.12%[1]	23.41%	6.23%	6.46%
Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.	Pacific Select Fund International Value Portfolio Class I; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	0.91%	47.74%	17.00%	9.71%
Seeks long-term growth of capital.	Pacific Select Fund Large-Cap Core Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.69%	14.43%	12.82%	12.76%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM, LLC)	0.87%[1]	15.39%	10.20%	15.08%
Seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.66%[1]	18.31%	N/A	N/A
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Newton Investment Management North America, LLC ("BNY Newton"))	0.82%[1]	9.97%	9.95%	9.80%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Federated MDTA LLC)	0.89%[1]	2.22%	0.25%	11.07%
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I (formerly called Pacific Select Fund Mid-Cap Equity Portfolio Class I); Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.66%[1]	9.01%	6.84%	11.04%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Boston Partners Global Investors, Inc.)	0.95%	11.15%	10.95%	10.09%
Seeks high, long-term growth of capital.	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	18.94%	N/A	N/A
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	11.93%	4.34%	6.11%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	16.49%	8.13%	9.71%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	13.94%	6.51%	8.09%
Seeks high, long-term capital appreciation.	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.94%	17.08%	7.80%	9.06%
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.92%	9.95%	2.42%	4.12%
Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Select Fund Portfolio Optimization Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.93%	15.31%	6.68%	8.22%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I; Pacific Life Fund Advisors LLC	0.91%	13.27%	5.71%	7.18%
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.92%	12.06%	4.06%	5.69%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class I (formerly called Class D); Pacific Life Fund Advisors LLC	0.68%	15.22%	6.95%	7.99%
Seeks capital appreciation.	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC (Fidelity Diversifying Solutions LLC)	0.64%[1]	20.44%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks current income and long-term capital appreciation.	Pacific Select Fund Real Estate Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Real Estate Investors LLC)	1.01%[1]	2.12%	5.30%	5.29%
Seeks current income; capital appreciation is of secondary importance.	Pacific Select Fund Short Duration Bond Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.65%	5.42%	1.95%	2.17%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Equity Portfolio Class I; Pacific Life Fund Advisors LLC (Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC)	0.92%[1]	7.83%	8.03%	9.03%
Seeks capital appreciation; no consideration is given to income.	Pacific Select Fund Small-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Goldman Sachs Asset Management)	0.86%	11.99%	-0.58%	10.33%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.57%	12.22%	5.49%	8.99%
Seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.70%[1]	12.49%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Avantis Investors by American Century)	0.84%[1]	5.70%	6.37%	7.36%
Seeks long-term growth of capital.	Pacific Select Fund Technology Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM LLC)	1.05%[1]	22.65%	13.53%	17.45%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Total Return Portfolio Class I (formerly called Pacific Select Fund Managed Bond Portfolio Class I); Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	1.07%	8.98%	0.27%	2.47%
Seeks to provide long-term total return from a combination of income and capital gains.	Pacific Select Fund Value Advantage Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.89%[1]	9.57%	11.52%	9.94%
Seeks long-term growth of capital.	Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (Putnam Investment Management, LLC)	0.87%[1]	20.39%	10.73%	8.89%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class; Pacific Investment Management Company, LLC	3.29%[1]	18.85%	10.47%	6.43%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Portfolio – Advisor Class; Pacific Investment Management Company, LLC	1.02%	10.08%	3.31%	N/A
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund Class 2; Franklin Advisers, Inc.	0.75%[1]	15.73%	-0.96%	-0.15%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Class S; Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2]Effective May 1, 2026, transfer requests and premium allocations designated to this Investment Option are no longer accepted. If you were invested in this option prior to the effective date, you may continue to allocate premiums to this option. If at any time, you reduce your investment in this fund to $0, you will not be able to invest in this fund again in the future.

Variable Option [Line Items]
Prospectuses Available [Text Block]

The following is a list of Investment Options available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://pacificlife.onlineprospectus.net/pacificlife/products/. You can also request this information at no cost by calling (833) 455-0901 or by sending an email request to Prospectuses@PacificLife.com. Certain Investment Options may not be available depending on the broker-dealer through which the Contract is sold. See APPENDIX: FINANCIAL INTERMEDIARY VARIATIONS in this Prospectus for more information. For information about which Funds are available to you, please contact your financial professional or call us at the number above.

Depending on the optional benefits you choose, you may not be able to invest in certain Funds. See the Living Benefit Investment Allocation Requirements section after the Fund table below.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide you with a high level of current income. Its secondary investment objective is capital appreciation.	American Funds IS American High-Income Trust Class 4; Capital Research and Management Company℠	0.87%[1]	7.93%	5.33%	6.68%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS Asset Allocation Fund Class 4; Capital Research and Management Company℠	0.79%	15.59%	8.70%	9.50%
The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.	American Funds IS Capital Income Builder® Class 4; Capital Research and Management Company℠	0.77%[1]	20.16%	8.82%	7.32%
Provide, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds IS Capital World Bond Fund Class 4; Capital Research and Management Company℠	0.98%	9.03%	-2.76%	0.97%
Provide you with long-term growth of capital while providing current income.	American Funds IS Capital World Growth and Income Fund Class 4; Capital Research and Management Company℠	0.91%[1]	24.46%	10.01%	10.74%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide long-term growth of capital.	American Funds IS EUPAC Fund Class 4 (formerly American Funds IS International Fund); Capital Research and Management Company℠	0.97%[1]	26.41%	3.14%	6.73%
Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds IS Global Balanced Fund Class 4; Capital Research and Management Company℠	1.01%[1]	16.96%	5.85%	7.43%
Provide long-term growth of capital.	American Funds IS Global Growth Fund Class 4; Capital Research and Management Company℠	0.90%[1]	21.34%	7.97%	11.89%
Provide growth of capital.	American Funds IS Growth Fund Class 4; Capital Research and Management Company℠	0.83%	19.93%	13.09%	17.67%
Seeks to provide long-term growth of capital and income.	American Funds IS Growth-Income Fund Class 4; Capital Research and Management Company℠	0.78%	17.77%	13.62%	13.63%
Provide long-term growth of capital while providing current income.	American Funds IS International Growth and Income Fund Class 4; Capital Research and Management Company℠	1.06%	35.09%	7.42%	7.54%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund Class P2; Capital Research and Management Company℠	0.90%	11.67%	6.43%	7.17%
Provide long-term capital appreciation.	American Funds IS New World Fund® Class 4; Capital Research and Management Company℠	1.07%[1]	27.92%	5.06%	8.98%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Provide long-term growth of capital.	American Funds IS SMALLCAP World Fund Class 4 (formerly American Funds IS Global Small Capitalization Fund); Capital Research and Management Company℠	1.15%[1]	14.33%	0.23%	6.96%
Provide as high a level of current income as is consistent with the preservation of capital.	American Funds IS The Bond Fund of America Class 4; Capital Research and Management Company℠	0.72%[1]	6.98%	-0.38%	2.11%
Provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds IS U.S. Government Securities Fund Class 4; Capital Research and Management Company℠	0.75%[1]	7.54%	-0.49%	1.45%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS Washington Mutual Investors Fund Class 4; Capital Research and Management Company℠	0.75%[1]	16.90%	13.60%	12.08%
Seeks to provide total return.	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I; BlackRock Advisors, LLC	0.33%[1]	15.68%	7.33%	8.74%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund Class III; BlackRock Advisors, LLC	1.01%[1]	19.51%	5.51%	7.33%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.79%	21.24%	15.08%	15.49%
Seeks high total return.	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.78%[1]	15.51%	6.52%	8.03%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio Service Class; Fidelity Management & Research Company LLC	0.35%	4.03%	3.02%	1.95%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio Service Class 2; Fidelity Management & Research Company LLC	0.88%	8.58%	2.79%	4.40%
Seeks to provide total return.	First Trust Dorsey Wright Tactical Core Portfolio Class I; First Trust Advisors L.P.	1.28%[1]	9.69%	5.34%	6.63%
Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I; First Trust Advisors L.P.	1.18%	5.30%	3.98%	6.68%
Seeks capital appreciation, with income as a secondary goal.	Franklin Allocation VIP Fund Class 4; Franklin Advisers, Inc.	0.92%[1]	12.53%	5.59%	7.19%
To maximize income while maintain prospects for capital appreciation.	Franklin Income VIP Fund Class 2; Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation.	Franklin Mutual Global Discovery VIP Fund Class 2; Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP Fund Class 2; Franklin Advisers, Inc.	0.89%	11.80%	9.50%	12.10%
Long-term capital appreciation.	Invesco V.I. American Value Fund Series II; Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
Total return with a low to moderate correlation to traditional financial market indices.	Invesco V.I. Balanced-Risk Allocation Fund Series II; Invesco Advisers, Inc.	1.13%[1]	8.69%	2.27%	4.91%
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund Series II; Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
Seeks capital appreciation.	Invesco V.I. Global Fund Series II; Invesco Advisers, Inc.	1.06%	15.02%	7.01%	10.72%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund Series II; Invesco Advisers, Inc.	1.27%	7.61%	1.49%	2.18%
Seeks capital appreciation.	Invesco V.I. International Growth Fund Series II (formerly Invesco Oppenheimer V.I. International Growth Fund); Invesco Advisers, Inc.	1.25%[1]	15.53%	1.88%	5.34%
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - December Series II; Invesco Advisers, Inc.	0.96%[1]	12.37%	N/A	N/A
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - June Series II; Invesco Advisers, Inc.	0.96%[1]	13.35%	N/A	N/A
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - March Series II; Invesco Advisers, Inc.	0.96%[1]	7.25%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.	Invesco® V.I. S&P 500 Buffer Fund - September Series II; Invesco Advisers, Inc.	0.96%[1]	12.63%	N/A	N/A
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio Service Shares; Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio Service Shares; Janus Henderson Investors US LLC	0.82%[1]	7.22%	-0.47%	2.07%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Fund - Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	0.98%	8.33%	2.10%	4.72%
Seeks income and capital appreciation to produce a high total return.	Lord Abbett Series Fund - Total Return Portfolio Class VC; Lord Abbett & Co. LLC	0.71%	7.19%	0.06%	2.27%
Seeks long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Service Class[2]; Lincoln Financial Investments Corporation ("LFI") (American Century Investment Management, Inc.)	1.01%[1]	8.83%	8.72%	8.96%
Seeks total return.	MFS Utilities Series – Service Class; Massachusetts Financial Services Company	1.03%[1]	14.76%	7.38%	9.22%
Seeks total return.	MFS® Total Return Series – Service Class; Massachusetts Financial Services Company	0.86%[1]	10.91%	6.16%	7.36%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide total return.	Nomura VIP Asset Strategy Series Service Class (formerly Macquarie VIP Asset Strategy Series); Delaware Management Company	0.77%[1]	16.66%	7.07%	7.84%
Seeks to provide capital growth and appreciation.	Nomura VIP Energy Series Service Class (formerly Macquarie VIP Energy Series); Delaware Management Company	1.10%[1]	11.89%	18.61%	1.74%
Seeks capital appreciation.	Pacific Select Fund Bond Plus Portfolio Class I; Pacific Life Fund Advisors, LLC	0.66%[1]	7.16%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund Capital Appreciation Portfolio Class I; Pacific Life Fund Advisors, LLC	0.95%[1]	N/A	N/A	N/A
Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Select Fund Core Income Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.75%	6.73%	0.66%	3.13%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Diversified Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Loomis Sayles & Company, L.P.)	0.65%	7.85%	-1.95%	2.27%
Seeks dividend income and long-term capital appreciation.	Pacific Select Fund Dividend Growth Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.88%[1]	14.39%	10.57%	12.37%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Emerging Markets Debt Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Global Investors, LLC)	1.04%[1]	15.68%	3.42%	5.13%
Seeks long-term growth of capital.	Pacific Select Fund Emerging Markets Portfolio Class I; Pacific Life Fund Advisors LLC (Goldman Sachs Asset Management, L.P.)	1.07%[1]	33.37%	-0.39%	6.18%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	Pacific Select Fund Equity Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.29%	17.55%	14.12%	14.49%
Seeks a high level of current income.	Pacific Select Fund Floating Rate Income Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.95%	6.30%	6.10%	5.52%
Seeks long-term growth of capital.	Pacific Select Fund Focused Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Janus Henderson Investors US LLC)	0.97%	17.95%	10.55%	15.71%
Seeks long-term growth of capital.	Pacific Select Fund Growth Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	0.79%	12.01%	11.19%	15.58%
Seeks long-term growth of capital.	Pacific Select Fund Health Sciences Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	1.15%	16.29%	5.78%	9.55%
Seeks to provide capital appreciation.	Pacific Select Fund Hedged Equity Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.86%	7.11%	N/A	N/A
Seeks a high level of current income.	Pacific Select Fund High Yield Bond Portfolio Class I; Pacific Life Fund Advisors LLC (Aristotle Pacific Capital LLC)	0.65%	7.27%	4.04%	5.86%
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Inflation Managed Portfolio Class I; Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	1.30%	7.99%	1.31%	3.26%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return.	Pacific Select Fund Intermediate Bond Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.65%	7.08%	N/A	N/A
Seeks capital appreciation.	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.67%[1]	32.53%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Growth Portfolio Class I; Pacific Life Fund Advisors LLC (ClearBridge Investments, LLC)	0.99%	22.68%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund International Large-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (MFS Investment Management)	1.00%[1]	22.58%	7.98%	8.86%
Seeks long-term growth of capital.	Pacific Select Fund International Small-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM, LLC.)	1.12%[1]	23.41%	6.23%	6.46%
Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.	Pacific Select Fund International Value Portfolio Class I; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	0.91%	47.74%	17.00%	9.71%
Seeks long-term growth of capital.	Pacific Select Fund Large-Cap Core Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.69%	14.43%	12.82%	12.76%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital; current income is of secondary importance.	Pacific Select Fund Large-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM, LLC)	0.87%[1]	15.39%	10.20%	15.08%
Seeks capital appreciation.	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.66%[1]	18.31%	N/A	N/A
Seeks long-term growth of capital; current income is of secondary importance..	Pacific Select Fund Large-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Newton Investment Management North America, LLC ("BNY Newton"))	0.82%[1]	9.97%	9.95%	9.80%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Federated MDTA LLC)	0.89%[1]	2.22%	0.25%	11.07%
Seeks capital appreciation.	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I (formerly called Pacific Select Fund Mid-Cap Equity Portfolio Class I); Pacific Life Fund Advisors LLC (Fidelity Diversifying Solutions LLC)	0.66%[1]	9.01%	6.84%	11.04%
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Boston Partners Global Investors, Inc.)	0.95%	11.15%	10.95%	10.09%
Seeks high, long-term growth of capital.	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	18.94%	N/A	N/A
Seeks current income and moderate growth of capital.	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	11.93%	4.34%	6.11%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks moderately high, long-term growth of capital with low, current income.	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	16.49%	8.13%	9.71%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.59%[1]	13.94%	6.51%	8.09%
Seeks high, long-term capital appreciation.	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.94%	17.08%	7.80%	9.06%
Seeks current income and preservation of capital.	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.92%	9.95%	2.42%	4.12%
Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Select Fund Portfolio Optimization Growth Portfolio Class I; Pacific Life Fund Advisors LLC	0.93%	15.31%	6.68%	8.22%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I; Pacific Life Fund Advisors LLC	0.91%	13.27%	5.71%	7.18%
Seeks current income and moderate growth of capital.	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I; Pacific Life Fund Advisors LLC	0.92%	12.06%	4.06%	5.69%
Seeks long-term growth of capital and low to moderate income.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class I (formerly called Class D); Pacific Life Fund Advisors LLC	0.68%	15.22%	6.95%	7.99%
Seeks capital appreciation.	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC (Fidelity Diversifying Solutions LLC)	0.64%[1]	20.44%	N/A	N/A

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks current income and long-term capital appreciation.	Pacific Select Fund Real Estate Portfolio Class I; Pacific Life Fund Advisors LLC (Principal Real Estate Investors LLC)	1.01%[1]	2.12%	5.30%	5.29%
Seeks current income; capital appreciation is of secondary importance.	Pacific Select Fund Short Duration Bond Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.65%	5.42%	1.95%	2.17%
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Equity Portfolio Class I; Pacific Life Fund Advisors LLC (Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC)	0.92%[1]	7.83%	8.03%	9.03%
Seeks capital appreciation; no consideration is given to income.	Pacific Select Fund Small-Cap Growth Portfolio Class I; Pacific Life Fund Advisors LLC (Goldman Sachs Asset Management)	0.86%	11.99%	-0.58%	10.33%
Seeks investment results that correspond to the total return of an index of small-capitalization companies.	Pacific Select Fund Small-Cap Index Portfolio Class I; Pacific Life Fund Advisors LLC (BlackRock Investment Management, LLC)	0.57%	12.22%	5.49%	8.99%
Seeks capital appreciation.	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I; Pacific Life Fund Advisors, LLC	0.70%[1]	12.49%	N/A	N/A
Seeks long-term growth of capital.	Pacific Select Fund Small-Cap Value Portfolio Class I; Pacific Life Fund Advisors LLC (Avantis Investors by American Century)	0.84%[1]	5.70%	6.37%	7.36%
Seeks long-term growth of capital.	Pacific Select Fund Technology Portfolio Class I; Pacific Life Fund Advisors LLC (FIAM LLC)	1.05%[1]	22.65%	13.53%	17.45%

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with prudent investment management.	Pacific Select Fund Total Return Portfolio Class I (formerly called Pacific Select Fund Managed Bond Portfolio Class I); Pacific Life Fund Advisors LLC (Pacific Investment Management Company LLC)	1.07%	8.98%	0.27%	2.47%
Seeks to provide long-term total return from a combination of income and capital gains.	Pacific Select Fund Value Advantage Portfolio Class I; Pacific Life Fund Advisors LLC (JPMorgan Investment Management, Inc.)	0.89%[1]	9.57%	11.52%	9.94%
Seeks long-term growth of capital.	Pacific Select Fund Value Portfolio Class I; Pacific Life Fund Advisors LLC (Putnam Investment Management, LLC)	0.87%[1]	20.39%	10.73%	8.89%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class; Pacific Investment Management Company, LLC	3.29%[1]	18.85%	10.47%	6.43%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Portfolio – Advisor Class; Pacific Investment Management Company, LLC	1.02%	10.08%	3.31%	N/A
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund Class 2; Franklin Advisers, Inc.	0.75%[1]	15.73%	-0.96%	-0.15%
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund Class S; Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

[2]Effective May 1, 2026, transfer requests and premium allocations designated to this Investment Option are no longer accepted. If you were invested in this option prior to the effective date, you may continue to allocate premiums to this option. If at any time, you reduce your investment in this fund to $0, you will not be able to invest in this fund again in the future.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
American Funds IS American High-Income Trust Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide you with a high level of current income. Its secondary investment objective is capital appreciation.
Portfolio Company Name [Text Block]	American Funds IS American High-Income Trust Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.87%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	6.68%
American Funds IS Asset Allocation Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Portfolio Company Name [Text Block]	American Funds IS Asset Allocation Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
American Funds IS Capital Income Builder® Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. Secondary objective is to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Capital Income Builder® Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.77%	[6]
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	7.32%
American Funds IS Capital World Bond Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
Portfolio Company Name [Text Block]	American Funds IS Capital World Bond Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	9.03%
Average Annual Total Returns, 5 Years [Percent]	(2.76%)
Average Annual Total Returns, 10 Years [Percent]	0.97%
American Funds IS Capital World Growth and Income Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide you with long-term growth of capital while providing current income.
Portfolio Company Name [Text Block]	American Funds IS Capital World Growth and Income Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.91%	[6]
Average Annual Total Returns, 1 Year [Percent]	24.46%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	10.74%
American Funds IS Global Balanced Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
Portfolio Company Name [Text Block]	American Funds IS Global Balanced Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	1.01%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.96%
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]	7.43%
American Funds IS Global Growth Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Global Growth Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.90%	[6]
Average Annual Total Returns, 1 Year [Percent]	21.34%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	11.89%
American Funds IS Global Small Capitalization Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds IS SMALLCAP World Fund Class 4 (formerly American Funds IS Global Small Capitalization Fund)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	1.15%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
American Funds IS Growth Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide growth of capital.
Portfolio Company Name [Text Block]	American Funds IS Growth Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	17.67%
American Funds IS Growth-Income Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds IS Growth-Income Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.63%
American Funds IS International Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds IS EUPAC Fund Class 4 (formerly American Funds IS International Fund)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.97%	[6]
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	6.73%
American Funds IS International Growth and Income Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term growth of capital while providing current income.
Portfolio Company Name [Text Block]	American Funds IS International Growth and Income Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	35.09%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	7.54%
American Funds IS Managed Risk Asset Allocation Fund Class P2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Portfolio Company Name [Text Block]	American Funds IS Managed Risk Asset Allocation Fund Class P2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	7.17%
American Funds IS New World Fund® Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide long-term capital appreciation.
Portfolio Company Name [Text Block]	American Funds IS New World Fund® Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	1.07%	[6]
Average Annual Total Returns, 1 Year [Percent]	27.92%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
American Funds IS The Bond Fund of America Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	American Funds IS The Bond Fund of America Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.72%	[6]
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
American Funds IS U.S. Government Securities Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Provide a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	American Funds IS U.S. Government Securities Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.75%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.45%
American Funds IS Washington Mutual Investors Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Portfolio Company Name [Text Block]	American Funds IS Washington Mutual Investors Fund Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company℠
Current Expenses [Percent]	0.75%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
BlackRock 60/40 Target Allocation ETF V.I. Fund Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	BlackRock 60/40 Target Allocation ETF V.I. Fund Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.33%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.68%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	8.74%
BlackRock Global Allocation V.I. Fund Class III [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total investment return.
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.01%	[6]
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Fidelity VIP Contrafund® Portfolio Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Fidelity® VIP FundsManager® 60% Portfolio Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return.
Portfolio Company Name [Text Block]	Fidelity® VIP FundsManager® 60% Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.78%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.51%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Fidelity® VIP Government Money Market Portfolio Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	4.03%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	1.95%
Fidelity® VIP Strategic Income Portfolio Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income. The fund may also seek capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	4.40%
First Trust Dorsey Wright Tactical Core Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	First Trust Dorsey Wright Tactical Core Portfolio Class I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.28%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.69%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	6.63%
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	5.30%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Franklin Allocation VIP Fund Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation, with income as a secondary goal.
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.92%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.53%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	7.19%
Franklin Income VIP Fund Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To maximize income while maintain prospects for capital appreciation.
Portfolio Company Name [Text Block]	Franklin Income VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Franklin Mutual Global Discovery VIP Fund Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	23.34%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Franklin Rising Dividends VIP Fund Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	12.10%
Invesco Oppenheimer V.I. International Growth Fund Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund Series II (formerly Invesco Oppenheimer V.I. International Growth Fund)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.25%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Invesco V.I. American Value Fund Series II [Memeber]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	17.56%
Average Annual Total Returns, 10 Years [Percent]	12.01%
Invesco V.I. Balanced-Risk Allocation Fund Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return with a low to moderate correlation to traditional financial market indices.
Portfolio Company Name [Text Block]	Invesco V.I. Balanced-Risk Allocation Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	4.91%
Invesco V.I. Equity and Income Fund Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Both capital appreciation and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	8.64%
Invesco V.I. Global Fund Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Global Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	15.02%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Invesco V.I. Global Real Estate Fund Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return through growth of capital and current income.
Portfolio Company Name [Text Block]	Invesco V.I. Global Real Estate Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	7.61%
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	2.18%
Invesco® V.I. S&P 500 Buffer Fund - December Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - December Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.37%
Invesco® V.I. S&P 500 Buffer Fund - June Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - June Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.35%
Invesco® V.I. S&P 500 Buffer Fund - March Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - March Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.25%
Invesco® V.I. S&P 500 Buffer Fund - September Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500 Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Underlying Index losses.
Portfolio Company Name [Text Block]	Invesco® V.I. S&P 500 Buffer Fund - September Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.63%
Janus Henderson Balanced Portfolio Service Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.86%
Janus Henderson Flexible Bond Portfolio Service Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Maximum total return, consistent with preservation of capital.
Portfolio Company Name [Text Block]	Janus Henderson Flexible Bond Portfolio Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
LVIP American Century Mid Cap Value Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth. Income is a secondary objective.	[7]
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Service Class	[7]
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation ("LFI")	[7]
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.	[7]
Current Expenses [Percent]	1.01%	[6],[7]
Average Annual Total Returns, 1 Year [Percent]	8.83%	[7]
Average Annual Total Returns, 5 Years [Percent]	8.72%	[7]
Average Annual Total Returns, 10 Years [Percent]	8.96%	[7]
Lord Abbett Bond Debenture Portfolio Class VC [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high current income and the opportunity for capital appreciation to produce a high total return.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Bond Debenture Portfolio Class VC
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.10%
Average Annual Total Returns, 10 Years [Percent]	4.72%
Lord Abbett Total Return Portfolio Class VC [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks income and capital appreciation to produce a high total return.
Portfolio Company Name [Text Block]	Lord Abbett Series Fund - Total Return Portfolio Class VC
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.27%
MFS® Total Return Series – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Total Return Series – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%	[6]
Average Annual Total Returns, 1 Year [Percent]	10.91%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	7.36%
MFS Utilities Series – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS Utilities Series – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Macquarie VIP Asset Strategy Series Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total return.
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series Service Class (formerly Macquarie VIP Asset Strategy Series);
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.77%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Macquarie VIP Energy Series Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital growth and appreciation.
Portfolio Company Name [Text Block]	Nomura VIP Energy Series Service Class (formerly Macquarie VIP Energy Series)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	18.61%
Average Annual Total Returns, 10 Years [Percent]	1.74%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with prudent investment management.
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	3.29%	[6]
Average Annual Total Returns, 1 Year [Percent]	18.85%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	6.43%
PIMCO Income Portfolio – Advisor Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize current income. Long-term capital appreciation is a secondary objective.
Portfolio Company Name [Text Block]	PIMCO Income Portfolio – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	3.31%
Pacific Select Fund Bond Plus Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Bond Plus Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.66%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.16%
Pacific Select Fund Capital Appreciation Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Capital Appreciation Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.95%	[6]
Pacific Select Fund Core Income Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income; capital appreciation is of secondary importance.
Portfolio Company Name [Text Block]	Pacific Select Fund Core Income Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	0.66%
Average Annual Total Returns, 10 Years [Percent]	3.13%
Pacific Select Fund Diversified Bond Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Name [Text Block]	Pacific Select Fund Diversified Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Loomis Sayles & Company, L.P.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	(1.95%)
Average Annual Total Returns, 10 Years [Percent]	2.27%
Pacific Select Fund Dividend Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks dividend income and long-term capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Dividend Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Pacific Select Fund Emerging Markets Debt Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Name [Text Block]	Pacific Select Fund Emerging Markets Debt Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	1.04%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.68%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.13%
Pacific Select Fund Emerging Markets Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Emerging Markets Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.07%	[6]
Average Annual Total Returns, 1 Year [Percent]	33.37%
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	6.18%
Pacific Select Fund Equity Index Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Portfolio Company Name [Text Block]	Pacific Select Fund Equity Index Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.12%
Average Annual Total Returns, 10 Years [Percent]	14.49%
Pacific Select Fund Floating Rate Income Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Name [Text Block]	Pacific Select Fund Floating Rate Income Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	6.10%
Average Annual Total Returns, 10 Years [Percent]	5.52%
Pacific Select Fund Focused Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Focused Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.95%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	15.71%
Pacific Select Fund Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	15.58%
Pacific Select Fund Health Sciences Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Health Sciences Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.29%
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Pacific Select Fund Hedged Equity Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Hedged Equity Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	7.11%
Pacific Select Fund High Yield Bond Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income.
Portfolio Company Name [Text Block]	Pacific Select Fund High Yield Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Aristotle Pacific Capital LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	7.27%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	5.86%
Pacific Select Fund Inflation Managed Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Name [Text Block]	Pacific Select Fund Inflation Managed Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	7.99%
Average Annual Total Returns, 5 Years [Percent]	1.31%
Average Annual Total Returns, 10 Years [Percent]	3.26%
Pacific Select Fund Intermediate Bond Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return.
Portfolio Company Name [Text Block]	Pacific Select Fund Intermediate Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	7.08%
Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund International Equity Plus Bond Alpha Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.67%	[6]
Average Annual Total Returns, 1 Year [Percent]	32.53%
Pacific Select Fund International Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund International Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	22.68%
Pacific Select Fund International Large-Cap Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund International Large-Cap Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	MFS Investment Management
Current Expenses [Percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	22.58%
Average Annual Total Returns, 5 Years [Percent]	7.98%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Pacific Select Fund International Small-Cap Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund International Small-Cap Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	FIAM, LLC.
Current Expenses [Percent]	1.12%	[6]
Average Annual Total Returns, 1 Year [Percent]	23.41%
Average Annual Total Returns, 5 Years [Percent]	6.23%
Average Annual Total Returns, 10 Years [Percent]	6.46%
Pacific Select Fund International Value Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.
Portfolio Company Name [Text Block]	Pacific Select Fund International Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	47.74%
Average Annual Total Returns, 5 Years [Percent]	17.00%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Pacific Select Fund Large-Cap Core Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Core Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	14.43%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	12.76%
Pacific Select Fund Large-Cap Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital; current income is of secondary importance.
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	FIAM, LLC
Current Expenses [Percent]	0.87%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.39%
Average Annual Total Returns, 5 Years [Percent]	10.20%
Average Annual Total Returns, 10 Years [Percent]	15.08%
Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Plus Bond Alpha Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.66%	[6]
Average Annual Total Returns, 1 Year [Percent]	18.31%
Pacific Select Fund Large-Cap Value Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital; current income is of secondary importance.
Portfolio Company Name [Text Block]	Pacific Select Fund Large-Cap Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC ("BNY Newton")
Current Expenses [Percent]	0.82%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.97%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Pacific Select Fund Mid-Cap Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Federated MDTA LLC
Current Expenses [Percent]	0.89%	[6]
Average Annual Total Returns, 1 Year [Percent]	2.22%
Average Annual Total Returns, 5 Years [Percent]	0.25%
Average Annual Total Returns, 10 Years [Percent]	11.07%
Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Plus Bond Alpha Portfolio Class I (formerly called Pacific Select Fund Mid-Cap Equity Portfolio Class I)
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Fidelity Diversifying Solutions LLC
Current Expenses [Percent]	0.66%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.01%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	11.04%
Pacific Select Fund Mid-Cap Value Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.15%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class I (formerly called Class D)
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	15.22%
Average Annual Total Returns, 5 Years [Percent]	6.95%
Average Annual Total Returns, 10 Years [Percent]	7.99%
Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high, long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Aggressive Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[6]
Average Annual Total Returns, 1 Year [Percent]	18.94%
Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Conservative Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[6]
Average Annual Total Returns, 1 Year [Percent]	11.93%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	6.11%
Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks moderately high, long-term growth of capital with low, current income.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	8.13%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund Pacific Dynamix – Moderate Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.59%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.94%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.09%
Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high, long-term capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Aggressive-Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	17.08%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and preservation of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Conservative Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.95%
Average Annual Total Returns, 5 Years [Percent]	2.42%
Average Annual Total Returns, 10 Years [Percent]	4.12%
Pacific Select Fund Portfolio Optimization Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks moderately high, long-term capital appreciation with low, current income.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.31%
Average Annual Total Returns, 5 Years [Percent]	6.68%
Average Annual Total Returns, 10 Years [Percent]	8.22%
Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and moderate growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Moderate-Conservative Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	12.06%
Average Annual Total Returns, 5 Years [Percent]	4.06%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital and low to moderate income.
Portfolio Company Name [Text Block]	Pacific Select Fund Portfolio Optimization Moderate Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	7.18%
Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund QQQ Plus Bond Alpha Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Portfolio Company Subadviser [Text Block]	Fidelity Diversifying Solutions LLC
Current Expenses [Percent]	0.64%	[6]
Average Annual Total Returns, 1 Year [Percent]	20.44%
Pacific Select Fund Real Estate Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Real Estate Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors LLC
Current Expenses [Percent]	1.01%	[6]
Average Annual Total Returns, 1 Year [Percent]	2.12%
Average Annual Total Returns, 5 Years [Percent]	5.30%
Average Annual Total Returns, 10 Years [Percent]	5.29%
Pacific Select Fund Short Duration Bond Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks current income; capital appreciation is of secondary importance.
Portfolio Company Name [Text Block]	Pacific Select Fund Short Duration Bond Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.95%
Average Annual Total Returns, 10 Years [Percent]	2.17%
Pacific Select Fund Small-Cap Equity Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Equity Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Franklin Mutual Advisers, LLC & BlackRock Investment Management, LLC
Current Expenses [Percent]	0.92%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	9.03%
Pacific Select Fund Small-Cap Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation; no consideration is given to income.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	10.33%
Pacific Select Fund Small-Cap Index Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of an index of small-capitalization companies.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Index Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	12.22%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	8.99%
Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Plus Bond Alpha Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors, LLC
Current Expenses [Percent]	0.70%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.49%
Pacific Select Fund Small-Cap Value Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Small-Cap Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Avantis Investors by American Century
Current Expenses [Percent]	0.84%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.70%
Average Annual Total Returns, 5 Years [Percent]	6.37%
Average Annual Total Returns, 10 Years [Percent]	7.36%
Pacific Select Fund Technology Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Technology Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.05%	[6]
Average Annual Total Returns, 1 Year [Percent]	22.65%
Average Annual Total Returns, 5 Years [Percent]	13.53%
Average Annual Total Returns, 10 Years [Percent]	17.45%
Pacific Select Fund Total Return Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with prudent investment management.
Portfolio Company Name [Text Block]	Pacific Select Fund Total Return Portfolio Class I (formerly called Pacific Select Fund Managed Bond Portfolio Class I)
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	8.98%
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	2.47%
Pacific Select Fund Value Advantage Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term total return from a combination of income and capital gains.
Portfolio Company Name [Text Block]	Pacific Select Fund Value Advantage Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	JPMorgan Investment Management, Inc.
Current Expenses [Percent]	0.89%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.57%
Average Annual Total Returns, 5 Years [Percent]	11.52%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Pacific Select Fund Value Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Pacific Select Fund Value Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.87%	[6]
Average Annual Total Returns, 1 Year [Percent]	20.39%
Average Annual Total Returns, 5 Years [Percent]	10.73%
Average Annual Total Returns, 10 Years [Percent]	8.89%
Templeton Global Bond VIP Fund Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
VanEck VIP Global Resources Fund Class S [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Advisory Fee Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Advisory Fee Withdrawals
Purpose of Benefit [Text Block]	Allows you to pay third-party advisory fees from Contract Value in the form of withdrawals from the Contract.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Advisory fees are in addition to Contract fees and charges.

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● We may discontinue, modify, or suspend this service at any time.

● Before taking advisory fee withdrawals, discuss with your financial professional the impact to your Contract and its benefits.

Name of Benefit [Text Block]	Advisory Fee Withdrawals
CoreIncome Advantage 4 Select (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	CoreIncome Advantage 4 Select (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increasethe amount that can be withdrawn in the future.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	CoreIncome Advantage 4 Select (Joint)
CoreIncome Advantage 4 Select (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	CoreIncome Advantage 4 Select (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the Designated Life is age 59½.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	CoreIncome Advantage 4 Select (Single)
CoreIncome Advantage Select (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	CoreIncome Advantage Select (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● Owners/Annuitants must be the Designated Lives, and both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 65.

● Taking a withdrawal before the youngest Designated Life is age 65 or a withdrawal amounts that are greater than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	CoreIncome Advantage Select (Joint)
CoreIncome Advantage Select (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	CoreIncome Advantage Select (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%
Brief Restrictions / Limitations [Text Block]

● Available at Contract purchase or on any Contract Anniversary, subject to availability.

● The Owner/Annuitant must be the Designated Life and be 85 or younger at purchase (for Non-Natural Owners, the youngest must be the Designated Life).

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 65 for the Designated Life.

● Taking a withdrawal before age 65 or withdrawal amounts that are greater than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	CoreIncome Advantage Select (Single)
Core Protect Plus (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Core Protect Plus (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Automatic resets are available starting after the first withdrawal or 5 Contract anniversaries measured from the rider effective date whichever is earlier.

● Any additional amount added to the protected amount may be added for 5 Contract anniversaries measured from the rider effective date. If a withdrawal occurs during this period the additional amount will stop and cannot be restarted by a reset.

● Lifetime withdrawals are available starting at age 65 for the Designated Life or the youngest of the Designated Lives.

● Taking a withdrawal before age 65 or withdrawal amounts that are greater than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Core Protect Plus (Joint)
Core Protect Plus (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Core Protect Plus (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Automatic resets are available starting after the first withdrawal or 5 Contract anniversaries measured from the rider effective date whichever is earlier.

● Any additional amount added to the protected amount may be added for 5 Contract anniversaries measured from the rider effective date. If a withdrawal occurs during this period the additional amount will stop and cannot be restarted by a reset.

● Lifetime withdrawals are available starting at age 65 for the Designated Life.

● Taking a withdrawal before age 65 or withdrawal amounts that are great than what is allowed on an annual basis after age 65 may reduce the benefit by more than the amount withdrawn may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

	● Benefit and benefit charges terminate upon annuitization.
Name of Benefit [Text Block]	Core Protect Plus (Single)
Death Benefit Amount [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit Amount
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Net Contract Value or total Purchase Payments adjusted for withdrawals.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Poor investment performance could reduce the death benefit amount.

● Withdrawals (including withdrawals to pay advisory fees) will reduce the death benefit amount and adjust the total amount The reduction may be greater than the amount withdrawn.

● This benefit terminates upon annuitization.

Name of Benefit [Text Block]	Death Benefit Amount
Dollar Cost Averaging [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to transfer between Variable Investment Options in a series of regular transfers.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Can only have one dollar cost averaging program in effect at one time.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Name of Benefit [Text Block]	Dollar Cost Averaging
Earnings Sweep [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Earnings Sweep
Purpose of Benefit [Text Block]	Allows you to automatically transfer your earnings from the Fidelity VIP Government Money Market to one or more Variable Investment Options.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Transfers can occur monthly, quarterly, semi-annually, or annually.

● Can only have one earnings sweep program in effect at one time.

● If withdrawals occur during a period, we will assume that the withdrawal was taken from earnings and will reduce the amount transferred during the period.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Name of Benefit [Text Block]	Earnings Sweep
Enhanced Income Select 2 (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[8]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Enhanced Income Select 2 (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[8]
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused allowable annual withdrawal amount may only be carried over to the next year.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

	● Benefit and benefit chargesterminate upon annuitization.
Name of Benefit [Text Block]	Enhanced Income Select 2 (Joint)
Enhanced Income Select 2 (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[8]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Enhanced Income Select 2 (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[8]
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may

be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Any unused allowable annual withdrawal amount may be carried over only to the next year.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Enhanced Income Select 2 (Single)
Enhanced Income Select (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[8]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Enhanced Income Select (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for automatic resets which may increase the amount that can be withdrawn in the future. Once the Contract Value is zero, provides a guaranteed lifetime income amount.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[8]
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● Once the Contract Value is zero, a guaranteed lifetime income percentage applies which is less than the withdrawal percentage allowed when the Contract Value was greater than zero.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Enhanced Income Select (Joint)
Enhanced Income Select (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Enhanced Income Select (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for automatic resets which may increase the amount that can be withdrawn in the future. Once the Contract Value is zero, provides a guaranteed lifetime income amount.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the Designated Life is age 59½.

● Once the Contract Value is zero, a guaranteed lifetime income percentage applies which is less than the withdrawal percentage allowed when the Contract Value was greater than zero.

● Taking a withdrawal before age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Enhanced Income Select (Single)
Future Income Generator (Joint) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[8]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Future Income Generator (Joint)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on joint lives (the Designated Lives). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%	[8]
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Both Designated Lives must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available when the youngest Designated Life is age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earlier of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before the youngest Designated Life is age 59½ or withdrawal amounts that are greater than what is allowed on an annual basis after the youngest Designated Life is age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Future Income Generator (Joint)
Future Income Generator (Single) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[8]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Future Income Generator (Single)
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single life (the Designated Life). Provides for an amount to be added to the protected amount, which may increase the amount you can withdraw in future years.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[8]
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase.

● Designated Life must be 85 or younger at purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Lifetime withdrawals are available starting at age 59½.

● An Annual Credit amount that may be added to the protected amount stops on the earliest of the first withdrawal or 10 Contract Anniversaries.

● Taking a withdrawal before age 59 ½ or withdrawal amounts that are greater than what is allowed on an annual basis after age 59 ½ may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Future Income Generator (Single)
Guaranteed Protection Advantage 3 Select [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Protection Advantage 3 Select
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 10-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.25%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider.

● Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restriction, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Guaranteed Protection Amount, potentially by more than the amount withdrawn.

● Additional amount is only added if the Contract Value is less than the Guaranteed Protection Amount at the end of the Term.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Guaranteed Protection Advantage 3 Select
Income Access Select [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Income Access Select
Purpose of Benefit [Text Block]	This benefit focuses on providing withdrawals benefits, regardless of market performance, until a protected amount is zero. Provides for automatic resets which may increase the amount that can be withdrawn in the future.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.75%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● You may only have one guaranteed minimum withdrawal benefit in effect at the same time.

● Does not provide lifetime withdrawal benefits.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Withdrawal amounts that are greater than what is allowed on an annual basis may reduce the benefit by more than the amount withdrawn and may terminate the rider.

● Any unused allowable annual withdrawal amount cannot be carried over to later years.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and Benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Income Access Select
Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, and 20% Buffer [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, and 20% Buffer
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 10-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● May choose only on Buffer Percentage and cannot change during the Term of the rider.

● Must be age 85 or younger, and at least 10 years from Annuity Date, to purchase or renew.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider.

● Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base, potentially by more than the amount withdawn.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the

Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Investment Guard (10-Year Option) – 10% Buffer, 15% Buffer, and 20% Buffer
Investment Guard (10 Year Option) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Investment Guard (5-Year Option) – 10% Buffer [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Investment Guard (5-Year Option) – 10% Buffer
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 5-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Must be age 85 or younger, and at least 5 years from Annuity Date, to purchase or renew.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider.

● Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base, potentially by more than the amount withdrawn.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Investment Guard (5-Year Option) – 10% Buffer
Investment Guard (5 Year Option) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Investment Guard (7-Year Option) – 10% Buffer and 15% Buffer [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Investment Guard (7-Year Option) – 10% Buffer and 15% Buffer
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the Protected Base at the end of a 7-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Brief Restrictions / Limitations [Text Block]

● Available only at Contract purchase and renewable at the end of the term, subject to availability.

● You may only have one guaranteed minimum accumulation benefit rider in effect at the same time.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● May choose only on Buffer Percentage and cannot change during the Term of the rider.

● Must be age 85 years or younger, and at least 7 years from Annuity Date, to purchase or renew.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider.

● Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Base, potentially by more than the amount withdrawn.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

● Benefit and benefit charges terminate upon annuitization.

Name of Benefit [Text Block]	Investment Guard (7-Year Option) – 10% Buffer and 15% Buffer
Investment Guard (7 Year Option) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.50%
Loan Interest Rate (net) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[9]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[9]
Loans [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows certain Owners of Qualified Contracts to borrow against their Contracts. Otherwise, loans from us are not permitted.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	5.00%
Brief Restrictions / Limitations [Text Block]

● Not available to all Contract Owners.

● Contract Value held in Loan Account to secure Contract Debt earns interest at a 3% annual rate. The net annual interest rate charged on Contract Debt is 2%.

● You may have only one loan outstanding at any time.

● The minimum loan amount is $1,000, subject to certain state limitations.

● The maximum loan amount may not exceed the lesser of 50% of the amount available for withdrawal under this Contract or $50,000 less your highest outstanding Contract Debt during the 12-month period immediately preceding the effective date of your loan.

● Taking a loan while an optional living benefit Rider is in effect will terminate your Rider.

Name of Benefit [Text Block]	Loans
Portfolio Rebalancing [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically rebalance your values among Variable Investment Options based on percentages that you specify.
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Rebalancing can be made quarterly, semi-annually, or annually.

● Only available prior to the Annuity Date.

● Program transfers do not count against limits on permitted transfers.

● We may discontinue, modify, or suspend this service at any time.

Name of Benefit [Text Block]	Portfolio Rebalancing
Pre-Authorized Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Pre-Authorized Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically take partial withdrawals from the Contract
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

● Withdrawals can occur monthly, quarterly, semi-annually, or annually.

● Withdrawals will reduce Contract Value and may reduce benefits. The reduction to a benefit may be more than the amount withdrawn, and could terminate a benefit.

● Withdrawals may be subject to taxes and potential tax penalties.

● Only available prior to the Annuity Date.

● We may discontinue, modify, or suspend this service at any time.

Name of Benefit [Text Block]	Pre-Authorized Withdrawals
Protected Investment Benefit (10 Year Option) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Protected Investment Benefit (10 Year Option)
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 10-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● Renewal subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment

Options.

● Must be age 85 or younger, and at least 10 years from Annuity Date, to renew.

● Amount protected is 105% of Purchase Payments made during the Contract’s first year, adjusted for withdrawals.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may be reduce or eliminate the benefit provided by this Rider.

● Given the limitation on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawals (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Amount, potentially by more than the amount withdrawn.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

	● Benefit and benefit charges terminate upon annuitization.
Name of Benefit [Text Block]	Protected Investment Benefit (10 Year Option)
Protected Investment Benefit (5 Year Option) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Protected Investment Benefit (5 Year Option)
Purpose of Benefit [Text Block]	This benefit may add an additional amount to the Contract Value if the Contract Value is less than the protected amount at the end of a 5-year term.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]

● No longer available for purchase.

● Renewal subject to availability.

● Must follow investment allocation requirements which limit the number of allowable Investment Options.

● Must be age 85 or younger, and at least 5 years from the Annuity Date, to renew.

● Amount protected is 90% of Purchase Payments made during the Contract’s first year, adjusted for withdrawals.

● Any additional Purchase Payments made after the first year of a Term will increase the Contract Value and may reduce or eliminate the benefit provided by this Rider.

● Given the limitations on crediting of subsequent purchase payments for rider purposes and investment allocation restrictions, the likelihood that an additional amount will be added to the Contract Value may be minimal.

● Withdrawal (including RMD withdrawals and withdrawals to pay advisory fees) made during the Term will lower the Protected Amount, potentially by more than the amount withdrawn.

● Additional amount is only paid if the Contract Value is less than the Protected Base at the end of the Term.

● May not voluntarily terminate the rider.

● We reserve the right to reject and restrict additional Purchase Payments.

	● Benefit and benefit charges terminate upon annuitization.
Name of Benefit [Text Block]	Protected Investment Benefit (5 Year Option)
Stepped-Up Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Stepped-Up Death Benefit
Purpose of Benefit [Text Block]	This benefit provides a death benefit equal to the greater of the death benefit amount under the Contract or the death benefit amount under this benefit. Provides for step-ups to increase the death benefit amount under this benefit.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]

● Available only at contract purchase.

● Withdrawals will reduce this benefit and the reduction made may be greater than the amount withdrawn.

● Step-ups stop on the Contract Anniversary prior to the oldest owner or annuitant reaching age 81.

● All Annuitants must be 75 or younger on the Contract Date.

● This benefit and benefit charges terminate upon annuitization or when the Contract Value is reduced to zero.

● May not voluntarily terminate the rider.

Name of Benefit [Text Block]	Stepped-Up Death Benefit
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is There a Risk of Loss from Poor Performance?

Yes. You can lose money by investing in the Contract, including 100% loss of principal and previous earnings.

Principal Risks of Investing in the Contract

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is This a Short-Term Investment?

No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in taxes and tax penalties.

The benefits of tax deferral, long-term income, and living benefits are generally more beneficial to investors with a long-term investment horizon.

	Principal Risks of Investing in the Contract
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Associated with the Investment Options?

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract (e.g. Funds).

Each Investment Option will have its own unique risks.

You should review, working with your financial professional, the Investment Options before making an investment decision.

Principal Risks of Investing in the Contract

Appendix: Investment Options Available Under the Contract

Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Market Risk

You can lose money by investing in this Contract, including loss of principal. Your investment is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you have chosen. Each Investment Option will have its own unique risks. The value of each Investment Option will fluctuate with the value of the investments it holds, and returns are not guaranteed. Certain Investment Options may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Contract Value may increase less than it would have without these defensive actions. You bear the risk of any Investment Option you choose.

You should read each Fund prospectus carefully before investing. You can obtain a Fund prospectus by contacting your financial professional or by visiting PacificLife.com/Prospectuses. No assurance can be given that a Fund will achieve its investment objectives. The risk could also have a significant negative impact on certain benefits and guarantees under the Contract. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Contract Benefits Risk

Certain benefits under the Contract may limit the Investment Options that are available to you and failure to follow these restrictions may result in a failure to receive the benefits under your Contract. If you choose an optional living benefit rider, you must follow any investment allocation requirements for the rider during the entire time you own the rider. The allowable Investment Options may seek to minimize market risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the benefit. Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.

The Contract offers dollar cost averaging, which neither assures a profit nor protects against a loss. Because systematic investing programs like dollar cost averaging involves continuous investing regardless of fluctuating price levels, you should carefully consider your tolerance to continue investing through periods of fluctuating prices. Also, you may miss out on potential growth if the market increases suddenly since systematic investing is spread out over time. The Contract also offers portfolio rebalancing services which allow you to automatically rebalance your values among Variable Investment Options based on percentages that you specify on a specific time frame (i.e. quarterly). Rebalancing may result in transferring out of a high performing Investment Option thereby reducing your potential for future growth. Similarly, rebalancing may result in transferring into an underperforming Investment Option.

We currently do not offer any asset allocation programs or models. We reserve the right to add an asset allocation model or program as an additional optional Investment Option in the future and add, remove or change allowable Investment Options at any time. Asset allocation, in general, is an investment strategy intended to optimize the selection of Investment Options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effect of market volatility over the long term. There is no guarantee that an asset allocation model or program will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Investment Option, asset class or different combination of Investment Options. In addition, the model is subject to all the risks associated with its underlying Investment Options.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Related to the Insurance Company?

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 722-4448 or visiting our website at www.PacificLife.com.

Principal Risks of Investing in the Contract

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Insurance Company Risks

Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are backed by our claims paying ability and financial strength. You must look to our strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees.

Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Contract Changes Risk

We reserve the right to remove or substitute Investment Options, stop accepting additional Purchase Payments, and impose investment restrictions or limitations on transfers. Certain optional benefits limit or restrict the Investment Options that you may select under the Contract. We may change these restrictions in the future. We may discontinue or modify certain services at any time. We may stop offering an optional benefit at any time for new sales.

Advisory Fees [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Advisory Fees

Authorized advisory fees to pay for advisory services from your financial professional are withdrawn from your Contract Value. Such withdrawals will reduce the death benefit under the Contract, may impact the benefits offered by an optional rider, and may be subject to federal and state income taxes and a 10% federal tax penalty.

Cybersecurity and Business Continuity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Cybersecurity and Business Continuity Risks

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value.. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), geopolitical tensions, armed conflicts, wars, terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the funds available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Early Withdrawal Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Early Withdrawal Risks

This Contract is not suitable as short-term savings vehicle. This Contract may not be the right one for you if you need to withdraw money for short-term needs, because tax penalties for early withdrawal may apply. Additionally, since the benefits associated with the guaranteed minimum withdrawal benefit riders are not available until the Designated Life is 59 1/2 (Future Income Generation Single and Joint, Enhanced Income Select 2 Single and Joint, Enhanced Income Select Single and Joint, CoreIncome Advantage 4 Select Single and Joint) or 65 (Core Protect Plus Single and Joint, CoreIncome Advantage Select Single and Joint) years of age or older, early withdrawals may reduce or terminate the benefits associated with the riders.

An annuity contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. Discuss with your financial professional whether a variable annuity, a living benefit rider, an optional death benefit rider and which underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. Together you can decide if a variable annuity is right for you. We are a variable annuity provider. We are not a fiduciary and therefore do not give advice or make recommendations regarding insurance or investment products.

Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Tax Consequences

Non-Qualified and Qualified Contracts are available. You buy a Qualified Contract under a qualified retirement or pension plan, or some form of an individual retirement annuity or account (IRA). It is important to know that IRAs and Qualified Plans are already tax-deferred which means the tax deferral feature of a variable annuity does not provide a benefit in addition to that already offered by an IRA or Qualified Plan. An annuity contract should only be used to fund an IRA or Qualified Plan to benefit from the annuity’s features other than tax deferral. Withdrawals taken from a variable annuity prior to age 59½ may be subject to a tax penalty of 10% of the taxable portion, although there are exceptions to the tax penalty that may apply.

Please be aware that the sale or liquidation of any stock, bond, IRA, certificate of deposit, mutual fund, annuity or other asset to fund the purchase of this Contract may have tax consequences, early withdrawal penalties or other costs or penalties as a result of the sale or liquidation. You may want to consult independent legal or financial advice before selling or liquidating any assets prior to the purchase of this Contract.

Rate Sheet Prospectus [Member]
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.30%	[10]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.30%	[10]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.29%	[11]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.48%	[11]
Optional Benefits Minimum [Percent]	0.20%	[12]
Optional Benefits Maximum [Percent]	1.65%	[12]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base, or Protected Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Lowest Annual Cost [Dollars]	$ 559.99
Highest Annual Cost [Dollars]	$ 4,915.26

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.
[2]	As a percentage of the Protected Base (depending on the optional living benefit selected) or average daily Variable Account Value (for Stepped-Up Death Benefit).
[3]	If your Contract was issued before December 1, 2016, your Administrative Fee annual rate is 0.25%.
[4]	This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee. The Mortality and Expense Risk Charge and the Administrative Fee will stop at the Annuity Date if you select fixed annuity payments. See the Mortality and Expense Risk Charge and Administrative Fee sections for more information.
[5]	As a percentage of Fund net assets.
[6]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
[7]	Effective May 1, 2026, transfer requests and premium allocations designated to this Investment Option are no longer accepted. If you were invested in this option prior to the effective date, you may continue to allocate premiums to this option. If at any time, you reduce your investment in this fund to $0, you will not be able to invest in this fund again in the future.
[8]	The current charge for new elections for these riders is disclosed in a Rate Sheet Prospectus Supplement.
[9]	As a percentage of Contract Debt. This net percentage factors in a 5% fixed annual rate charged on your Contract Debt and a 3% annual return on the loaned amount held in the Loan Account. See ADDITIONAL INFORMATION—Loans
[10]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[11]	As a percentage of Fund assets.
[12]	As a percentage of the Protected Payment Base, or Protected Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).